Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Central Index Key	0000882381
Amendment Flag	false
Document Creation Date	Apr. 28, 2015
Document Effective Date	Apr. 30, 2015
Prospectus Date	Apr. 30, 2015
Global Fixed Income Opportunities Fund | Class C
Risk/Return:
Trading Symbol	MSIPX